BLACKROCK FUNDSSM

BlackRock U.S. Opportunities Portfolio
BlackRock Science & Technology Opportunities Portfolio

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED JULY 1, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2013

The Funds’ Statement of Additional Information is hereby amended as follows:

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below.

The second paragraph is deleted in its entirety and replaced with the following:

Thomas Callan, CFA, Ian Jamieson, CFA and Nigel Hart, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities”).

The fourth paragraph is deleted in its entirety and replaced with the following:

Thomas Callan, CFA, Erin Xie, PhD and Tony Kim are the portfolio managers and are jointly and primarily responsible for the day-to-day management of BlackRock Science & Technology Opportunities Portfolio (“Science & Technology Opportunities”).

The subsection entitled “Other Funds and Accounts Managed” is deleted with respect to U.S. Opportunities and Science & Technology Opportunities and replaced with the following:

The following tables set forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended September 30, 2012.

U.S. Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	11	11	8	0	0	3
	$7.07 Billion	$2.03 Billion	$2.05 Billion	$0	$0	$1.67 Billion
Ian Jamieson, CFA*	6	7	4	0	0	1
	$4.45 Billion	$1.21 Billion	$1.19 Billion	$0	$0	$787.6 Million
Nigel Hart, CFA*	6	7	4	0	0	1
	$4.45 Billion	$1.21 Billion	$1.19 Billion	$0	$0	$787.6 Million

* Information provided for Ian Jamieson, CFA and Nigel Hart, CFA is as of May 31, 2013.

Science & Technology  Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	11	11	8	0	0	3
	$9.2 Billion	$2.03 Billion	$2.05 Billion	$0	$0	$1.67 Billion
Erin Xie, PhD	5	4	3	0	1	2
	$3.65 Billion	$960.2 Million	$757.9 Million	$0	$242.8 Million	$732.3 Million
Tony Kim*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

* Information provided for Tony Kim is as of May 31, 2013.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted and replaced with the following:

Mr. Hart has unvested long-term incentive awards.

The last sentence of the paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Incentive Savings Plans” is deleted and replaced with the following:

All of the eligible portfolio managers are eligible to participate in these plans.

The subsection entitled “Portfolio Manager Beneficial Holdings” is deleted with respect to U.S. Opportunities and Science & Technology Opportunities and replaced with the following:

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by the portfolio managers as of September 30, 2012.

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Thomas Callan, CFA	U.S. Opportunities	Over $1 million
	Science & Technology Opportunities	$100,001-$500,000

Ian Jamieson, CFA*	U.S. Opportunities	None

Nigel Hart, CFA*	U.S. Opportunities	None

Erin Xie, PhD	Science & Technology Opportunities	None

Tony Kim*	Science & Technology Opportunities	None

* Information provided for Ian Jamieson, CFA, Nigel Hart, CFA and Tony Kim is as of May 31, 2013.

The last two sentences of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Callan, Hart and Jamieson and Ms. Xie may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Callan, Hart and Jamieson and Ms. Xie may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-OPP-0713SUP